Commitments and contingencies (Details)			12 Months Ended
	May. 27, 2015 USD ($)	May. 27, 2015 CAD	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Commitments and contingencies (Textual)
Monthly lease rent for office space	$ 3,082	CAD 3,850
Rent expense			$ 29,429	$ 23,850
Term of free office rent			1 year